Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001233681
Registrant Name	BLACKROCK Ltd DURATION INCOME TRUST
Registration File Number	333-286028
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES